Document and Entity Information	Oct. 15, 2026
Details
Registrant CIK	0001555017
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity File Number	000-56603
Entity Registrant Name	Sky Century Investment, Inc.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	45-5243254
Entity Address, Address Line One	Stanislawa Leszczynskiego 4/25
Entity Address, City or Town	Wroclaw
Entity Address, Country	PL
Entity Address, Postal Zip Code	50-078
City Area Code	205
Local Phone Number	238 7735
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false